Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 14,690	$ 12,969	$ 10,411	$ 12,284	$ 9,705	$ 9,981	$ 11,308	$ 11,325	$ 9,777	$ 9,450	$ 15,999
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	14,520	12,918	10,447	12,430	9,901	10,251	11,702	11,795	10,264	10,000	$ 15,700
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	15,199	13,440	10,815	12,806	10,140	10,458	11,878	11,916	10,310	10,000	$ 16,511
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	16,123	14,181	11,343	13,342	10,504	10,760	12,137	12,108	10,392	10,000	$ 17,625
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	15,884	13,989	11,206	13,181	10,389	10,663	12,053	12,033	10,365	10,000	$ 17,337
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	16,140	12,660	10,618	13,682	11,221	10,740	11,963	11,096	9,529	9,450	$ 18,436
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	15,948	12,608	10,654	13,838	11,427	11,028	12,384	11,572	10,011	10,000	$ 18,084
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	17,553	13,729	11,489	14,756	12,065	11,523	12,787	11,825	10,118	10,000	$ 20,117
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	17,463	13,663	11,431	14,698	12,019	11,484	12,758	11,804	10,112	10,000	$ 20,003
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	17,582	14,873	13,292	16,516	13,227	12,212	12,624	12,235	10,292	10,000	$ 20,293
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	17,582	14,873	13,292	16,516	13,227	12,212	12,624	12,235	10,292	10,000	$ 20,293
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	17,582	14,873	13,292	16,516	13,227	12,212	12,624	12,235	10,292	10,000	$ 20,293
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	17,582	14,873	13,292	16,516	13,227	12,212	12,624	12,235	10,292	10,000	$ 20,293
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	17,582	14,873	13,292	16,516	13,227	12,212	12,624	12,235	10,292	10,000	$ 20,293
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,917	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,917	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,917	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	$ 24,748	$ 20,048	$ 17,594	$ 20,917	$ 16,260	$ 13,954	$ 13,993	$ 12,560	$ 10,724	$ 10,000	$ 28,656